Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 91,240,956	$ 104,286,695
Accounts receivable - net (notes 3 and 8)	23,440,135	17,834,407
Inventories (note 4)	10,529,476	8,113,428
Prepaid expenses and deposits (note 11(b))	1,072,078	1,804,555
Total current assets	126,282,645	132,039,085
Property, plant and equipment (notes 6 and 8)	80,083,383	75,627,881
Long-term inventories (note 5)	28,692	5,248,237
Long-term prepaid expenses (note 11 (b))	289,766	408,656
Prepayments for acquisition of equipment	483,278	828,902
Deferred tax assets (note 9)	445,589	419,114
Licenses (note 7)	1,149,914	1,336,254
Total assets	208,763,267	215,908,129
Current liabilities
Loans payable (note 8)	3,328,590	4,713,498
Accounts payable and accrued liabilities(notes 6,12 and 16)	24,777,808	29,522,495
Income tax payable (note 9)	238,775	3,351,127
Deferred revenue (note 18)	1,378,425	429,416
Dividends payable		795,106
Deferred government grants (note 17)	431,097	719,081
Total current liabilities	30,154,695	39,530,723
Deferred government grants (note 17)	4,068,602	3,388,913
Loans payable (note 8)	31,181,235	17,321,327
Due to related party (note 11(a))	3,230,125
Deferred revenue (note 18)	10,693,247	10,369,695
Total long term liabilities	49,173,209	31,079,935
Total liabilities	79,327,904	70,610,658
Commitments and contingencies (notes 13 and 21)
EQUITY
Preferred stock Authorized 50,000,000 shares at par value of $0.001 each Issued and outstanding: nil
Common stock (note 14) Authorized: 100,000,000 shares at par value of $0.001 each Issued and outstanding: 55,091,561 (2011 - 54,773,961)	55,092	54,774
Additional paid-in capital	106,245,934	105,383,346
Accumulated other comprehensive income	11,770,927	9,978,325
Statutory surplus reserves (note 16)	11,808,271	11,808,271
Retained earnings (accumulated deficit)	(12,156,414)	2,696,227
Total stockholders' equity	117,723,810	129,920,943
Non-controlling interests (note 10)	11,711,553	15,376,528
Total equity	129,435,363	145,297,471
Total liabilities and equity	$ 208,763,267	$ 215,908,129